Produced and Acquired/Licensed Content Costs and Advances (Tables)	12 Months Ended
Oct. 03, 2020
Other Industries [Abstract]
Balances of Produced and Licensed Content Costs
Total capitalized produced, licensed and acquired library content by predominant monetization strategy is as follows:

	As of October 3, 2020
	Predominantly Monetized Individually	Predominantly Monetized as a Group	Total
Produced and acquired library content
Theatrical film costs
Released, less amortization	$3,000	$2,601	$5,601
Completed, not released	522	210	732
In-process	3,322	259	3,581
In development or pre-production	262	16	278
	$7,106	$3,086	10,192
Television costs
Released, less amortization	$2,090	$5,584	$7,674
Completed, not released	33	510	543
In-process	263	1,831	2,094
In development or pre-production	6	87	93
	$2,392	$8,012	10,404
Licensed content - Programming rights and advances			6,597
Total produced, licensed and acquired library content			$27,193

Current portion			$2,171
Non-current portion			$25,022

Amortization of Produced and Licensed Content Costs
Amortization of produced, licensed and acquired library content is as follows:

	Year Ended October 3, 2020
	Predominantly Monetized Individually	Predominantly Monetized as a Group	Total
Theatrical film costs	$1,711	$962	$2,673
Television costs	2,594	4,070	6,664
Total produced and acquired library content costs	$4,305	$5,032	9,337
Licensed content - Programming rights and advances			11,241
Total produced, licensed and acquired library content costs(1)			$20,578
(1)Primarily included in “Cost of services” in the Consolidated Statements of Operations.

Expected Amortization of Produced and Licensed Content
Total expected amortization by fiscal year of completed (released and not released) produced, licensed and acquired library content on the balance sheet as of October 3, 2020 is as follows:

	Predominantly Monetized Individually	Predominantly Monetized as a Group	Total
Produced content
Theatrical film costs
Released
2021	$731	$460	$1,191
2022	347	387	734
2023	195	207	402
Completed, not released
2021	488	8	496

Television costs
Released
2021	$893	$1,476	$2,369
2022	460	892	1,352
2023	286	570	856
Completed, not released
2021	4	182	186

Licensed content - Television programming rights and advances
2021	$—	$3,882	$3,882
2022	—	1,338	1,338
2023	—	606	606